PREPAYMENTS AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2019
Other Receivables And Prepayments [Member]
Prepayments And Other Current Assets [Line Items]
Schedule of activity in the allowance for doubtful accounts

The activity in the allowance for doubtful accounts –prepayments and other receivables for the years ended December 31, 2019, 2018 and 2017 are as follows:

	For the Years Ended
	December 31, 2019	December 31, 2018	December 31, 2017
	USD	USD	USD
Beginning balance	4,783,093	4,960,020	4,671,896
Provisions	—	96,267	—
Reversal of allowance	(24,959)	—	—
Foreign currency translation adjustment	(45,331)	(273,194)	288,124
Ending balance	4,712,803	4,783,093	4,960,020